Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Schedule Representing Cash and Cash Equivalents

As at December 31,	2017	2016

Cash	547	542
Short-Term Investments	63	3,178
	610	3,720